Auditor’s remuneration - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Additional information [abstract]
Additional fees for prior year services	$ 750
Auditor's remuneration	42,000	$ 47,000	$ 47,000
Total audit expenses, excluding interim services	35,000	37,000	37,000
Interim audit-related assurance services	4,000	7,000	7,000
Taxation compliance services	0	0	1,000
Auditor's remuneration for corporate finance, services related to defined benefit plants, and non-audit and other assurance	$ 3,000	$ 3,000	$ 2,000